Finite-Lived Intangible Assets (Detail) In Thousands, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 Land use right USD ($)	Dec. 31, 2011 Land use right CNY	Dec. 31, 2010 Land use right CNY	Dec. 31, 2011 Customer relationships USD ($)	Dec. 31, 2011 Customer relationships CNY	Dec. 31, 2010 Customer relationships CNY	Dec. 31, 2011 Software USD ($)	Dec. 31, 2011 Software CNY	Dec. 31, 2010 Software CNY	Dec. 31, 2011 Trademarks USD ($)	Dec. 31, 2011 Trademarks CNY	Dec. 31, 2010 Trademarks CNY	Dec. 31, 2011 Others USD ($)	Dec. 31, 2011 Others CNY	Dec. 31, 2010 Others CNY	Dec. 31, 2011 User List USD ($)	Dec. 31, 2011 User List CNY
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying value		1,037,608	159,190		223,309	97,611		254,169	31,408		44,350	12,131		320,527	1,727		37,183	16,313		158,070
Finite-lived intangible assets, accumulated amortization		(115,967)	(53,802)		(11,252)	(6,995)		(40,168)	(26,870)		(7,465)	(3,572)		(14,567)	(248)		(19,097)	(16,117)		(23,418)
Finite-lived intangible assets, impairment loss		(5,540)			0			(1,031)			(3,424)			0			(1,085)			0
Finite-lived intangible assets, net carrying value	$ 145,554	916,101	105,388	$ 33,692	212,057	90,616	$ 33,838	212,970	4,538	$ 5,316	33,461	8,559	$ 48,612	305,960	1,479	$ 2,702	17,001	196	$ 21,394	134,652